BNY Mellon National Intermediate Municipal Bond Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9%
Alabama — 3.0%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. E(a)	5.00	6/1/2028	8,230,000	8,488,359
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F(a)	5.50	12/1/2028	8,000,000	8,342,888
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(a)	4.00	12/1/2026	10,000,000	9,980,056
Black Belt Energy Gas District, Revenue Bonds, Ser. B(a)	5.25	12/1/2030	5,000,000	5,295,481
Black Belt Energy Gas District, Revenue Bonds, Ser. C(a)	5.00	7/1/2031	5,000,000	5,200,707
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	1,045,000	1,072,261
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(a)	5.25	7/1/2029	10,000,000	10,332,034
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2026	500,000	509,795
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2029	1,000,000	1,052,924
				50,274,505
Alaska — .7%
Alaska Housing Finance Corp., Revenue Bonds (Sustainable Bond) Ser. A	3.00	6/1/2051	3,440,000	3,362,087
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(b)	5.00	10/1/2030	1,610,000	1,751,558
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(b)	5.00	10/1/2031	2,740,000	2,996,922
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(b)	5.00	10/1/2032	3,475,000	3,815,956
				11,926,523
Arizona — 2.4%
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	3,450,000	3,168,945
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000	693,814
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000	702,505
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000	710,698
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2037	1,000,000	850,151
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,630,735
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	947,610
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,046,527
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	884,653
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	5,000,000	4,926,461
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000	3,106,878
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	15,935,000	17,284,416
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	3,775,000	3,954,007
				39,907,400
Arkansas — .4%
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2029	1,000,000	1,036,754

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Arkansas — 0.4% (continued)
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2030	1,135,000	1,179,140
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2031	1,150,000	1,197,160
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2032	500,000	517,485
Searcy Sales & Use Tax, Revenue Bonds	4.00	11/1/2036	2,365,000	2,314,593
				6,245,132
California — 5.9%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,516,385
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A(a)	2.63	4/1/2026	10,000,000	9,933,470
California, GO, Refunding	3.00	9/1/2030	8,785,000	8,764,500
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(a)	4.00	8/1/2031	1,475,000	1,458,374
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	8/1/2029	3,675,000	3,821,575
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	4/1/2032	7,400,000	7,769,414
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.25	10/1/2031	3,000,000	3,107,160
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(a)	5.00	3/1/2031	1,325,000	1,386,011
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(a)	5.00	8/1/2033	2,500,000	2,661,167
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000	312,501
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000	259,959
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000	5,200,615
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000	6,842,207
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000	1,142,026
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.25	8/1/2029	5,600,000	5,598,429
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2031	315,000	308,904
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2032	225,000	218,894
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2033	235,000	226,090
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2034	250,000	237,389
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2035	315,000	295,092
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2036	385,000	355,775
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000	5,024,363
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2040	1,000,000	1,046,760
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2041	1,000,000	1,047,127

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
California — 5.9% (continued)
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2042	625,000	649,451
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	1,585,000	1,679,789
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2038	6,825,000	7,091,556
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(c)	0.00	8/1/2033	4,000,000	3,029,187
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B ((0.67%*3 Month TSFR +0.26%) +0.55%)	3.62	6/1/2034	7,760,000	7,464,449
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	2,000,000	2,143,885
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2034	3,000,000	3,101,818
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	1,967,398
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	517,895
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000	2,044,386
				98,224,001
Colorado — 1.9%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000	2,964,261
Colorado Bridge & Tunnel Enterprise, Revenue Bonds, Ser. A	5.00	12/1/2035	1,000,000	1,105,431
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group) Ser. B(a)	5.00	11/15/2030	10,000,000	10,627,814
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	1,860,000	1,872,476
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	2,010,000	2,005,950
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	5,000,000	5,245,339
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2033	2,000,000	2,134,442
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,465,456
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,055,481
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,028,460
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,377,317
				31,882,427
Connecticut — 2.3%
Ansonia, COP (Ansonia Fuel Cell Project)	4.13	12/1/2034	2,250,000	2,289,205
Connecticut, GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,450,571
Connecticut, GO, Ser. A	5.00	3/15/2033	2,000,000	2,246,713
Connecticut, GO, Ser. A	5.00	3/15/2034	2,250,000	2,539,438
Connecticut, GO, Ser. A	5.00	3/15/2036	2,250,000	2,523,235
Connecticut, GO, Ser. A	5.00	3/15/2040	1,850,000	1,991,314
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B2(a)	5.00	7/1/2032	10,000,000	11,025,154
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	998,233
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,653,411
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	3,965,755

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Connecticut — 2.3% (continued)
Connecticut Housing Finance Authority, Revenue Bonds (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,760,506
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	285,000	285,151
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,306,822
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,277,832
				39,313,340
District of Columbia — 2.2%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,207,250
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	4,999,348
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	6,205,000	6,213,287
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. B	5.00	7/1/2037	1,010,000	1,025,247
District of Columbia Housing Finance Agency, Revenue Bonds, Ser. A2(a)	4.10	9/1/2030	2,500,000	2,551,025
District of Columbia Water & Sewer Authority, Revenue Bonds, Refunding, Ser. B2(d)	2.97	10/1/2054	1,600,000	1,600,000
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000	1,231,658
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000	957,380
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	4,000,000	4,141,486
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2031	3,720,000	3,983,879
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	7,000,000	7,512,283
				37,422,843
Florida — 3.6%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B2(a)	5.00	10/1/2031	3,000,000	3,207,569
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,011,164
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000	3,347,561
Jacksonville Housing Authority, Revenue Bonds (Westwood Apartments)	5.00	2/1/2034	8,500,000	8,854,894
Miami-Dade County, Revenue Bonds (LOC; TD Bank NA) Ser. E(d)	1.95	10/1/2048	1,600,000	1,600,000
Miami-Dade County, Revenue Bonds, Ser. C	4.00	4/1/2037	8,000,000	8,003,980
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	6,000,000	6,417,124
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	3,000,000	3,180,770
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2036	2,500,000	2,628,630
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) Ser. B	5.25	4/1/2036	10,000,000	11,114,957
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2040	1,000,000	1,044,375
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2041	2,095,000	2,172,262
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2042	1,100,000	1,134,374
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2043	2,260,000	2,325,537
Tampa, Revenue Bonds (Insured; Build America Mutual) Ser. C	3.00	10/1/2036	4,940,000	4,462,469
				60,505,666
Georgia — 3.4%
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2039	1,000,000	1,040,238
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2040	800,000	824,850

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Georgia — 3.4% (continued)
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2041	750,000	767,267
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2042	1,100,000	1,119,424
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2043	1,200,000	1,216,581
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2044	1,050,000	1,059,267
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,100,000	1,166,801
Georgia Municipal Electric Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2035	3,325,000	3,647,525
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	4.00	9/1/2027	10,000,000	9,997,659
Main Street Natural Gas, Revenue Bonds, Ser. D(a)	5.00	12/1/2030	2,000,000	2,078,210
Main Street Natural Gas, Revenue Bonds, Ser. D(a)	5.00	4/1/2031	5,000,000	5,233,071
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	5,000,000	5,162,743
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	10,355,000	10,795,118
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	7,500,000	7,817,116
The Burke County Development Authority, Revenue Bonds, Refunding (Georgia Power Co. Plant)(a)	2.88	8/19/2025	5,650,000	5,637,088
				57,562,958
Hawaii — .6%
Hawaii, GO, Refunding, Ser. FH	4.00	10/1/2030	5,625,000	5,652,872
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000	1,508,820
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A	5.00	7/1/2034	750,000	848,119
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A	5.00	7/1/2035	1,500,000	1,700,024
				9,709,835
Idaho — .6%
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. B(a)	5.00	3/1/2032	4,000,000	4,281,890
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. C(a)	5.00	3/1/2035	2,500,000	2,726,528
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2033	575,000	575,112
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2034	400,000	407,459
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2035	275,000	272,029
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2030	500,000	535,228
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2032	400,000	435,680
				9,233,926
Illinois — 10.4%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000	3,021,300
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,304,216
Chicago, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,350,100
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,016,019
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,340,000	1,403,834
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	1,675,000	1,747,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Illinois — 10.4% (continued)
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,780,000	1,845,310
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	5,700,000	5,738,389
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	3,350,000	3,539,766
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	1,650,000	1,729,482
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2028	8,145,000	8,437,305
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2034	2,750,000	3,061,726
Chicago Park District, GO, Ser. B	5.00	1/1/2029	1,375,000	1,460,139
Chicago Park District, GO, Ser. B	5.00	1/1/2035	2,500,000	2,717,559
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,004,542
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,179,370
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000	4,192,815
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	964,360
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2036	1,250,000	1,200,195
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000	1,869,573
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000	984,614
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,524,584
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2035	5,205,000	5,221,752
DuPage County School District No. 60, GO, Ser. A	4.00	12/30/2032	1,500,000	1,503,369
Illinois, GO, Ser. A	5.00	3/1/2031	480,000	513,687
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000	2,180,348
Illinois, GO, Ser. B	5.00	12/1/2030	5,750,000	6,142,369
Illinois, GO, Ser. B	5.00	5/1/2036	3,000,000	3,197,662
Illinois, GO, Ser. B	5.00	5/1/2037	3,500,000	3,697,397
Illinois, GO, Ser. D	5.00	11/1/2028	10,120,000	10,459,240
Illinois, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	2/1/2030	7,250,000	7,270,373
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000	4,405,366
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	15,000,000	15,776,850
Illinois Finance Authority, Revenue Bonds (Provident Group-UIC Grenshaw Parking Properties LLC-University of Illinois Chicago Parking Structure Project) Ser. A	5.00	10/1/2039	2,010,000	2,177,005
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2030	855,000	903,433
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2031	910,000	967,350
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2032	960,000	1,014,926
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2033	695,000	730,289
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2034	730,000	761,893
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2035	770,000	799,100
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2(a)	5.00	11/15/2026	3,000,000	3,039,126
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000	3,233,874
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding (Elgin Community College)	3.00	12/15/2032	5,000,000	4,805,725
Maine Township High School District No. 207, GO,	3.00	12/1/2032	1,650,000	1,558,368
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	7,190,000	7,667,998
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2043	3,000,000	3,152,926

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Illinois — 10.4% (continued)
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2044	2,000,000	2,092,210
Will County Forest Preserve District, GO	5.00	12/15/2040	1,225,000	1,295,787
Will County Forest Preserve District, GO	5.00	12/15/2043	1,950,000	2,019,757
Will County Forest Preserve District, GO	5.00	12/15/2044	1,400,000	1,446,065
				174,326,503
Indiana — 2.7%
Clark-Pleasant Community School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,575,000	1,651,120
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,000,000	1,045,265
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,050,000	1,081,715
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	760,997
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	802,069
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B(a)	2.10	11/1/2026	2,700,000	2,628,868
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	5,000,000	5,255,050
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B2(a)	5.00	7/1/2030	5,000,000	5,387,260
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2034	2,000,000	2,044,176
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2037	3,825,000	4,101,592
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2038	2,940,000	3,122,010
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2037	1,890,000	2,063,912
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2043	710,000	736,008
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2044	1,500,000	1,547,420
Twin Lakes School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,500,000	1,537,220
Wawasee High School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,975,000	2,073,487
Whiting, Revenue Bonds, Refunding (BP Products North America)(a)	5.00	6/5/2026	10,000,000	10,089,200
				45,927,369
Kentucky — 2.1%
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2043	2,250,000	2,330,562
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2044	2,250,000	2,316,763
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2045	3,750,000	3,845,041
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	10,000,000	10,371,929
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	15,950,000	15,937,374
				34,801,669
Louisiana — .7%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A(a)	1.30	2/1/2028	5,000,000	4,603,240
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2036	1,330,000	1,458,153
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2037	1,430,000	1,553,967
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2039	1,000,000	1,044,046

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Louisiana — 0.7% (continued)
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2041	1,000,000	1,023,832
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2044	1,250,000	1,255,631
				10,938,869
Maryland — 1.9%
Howard County Housing Commission, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.20	6/1/2027	2,000,000	1,891,851
Maryland, GO, Ser. A	4.00	3/15/2035	5,000,000	5,077,502
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	1,815,000	1,817,998
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2027	925,000	954,748
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2029	1,395,000	1,473,524
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2031	1,375,000	1,471,265
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2032	1,550,000	1,662,764
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2033	1,150,000	1,234,969
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2034	675,000	724,835
Maryland Department of Transportation, Revenue Bonds, Ser. A	3.00	10/1/2031	4,000,000	3,885,953
Maryland Stadium Authority, Revenue Bonds (Football Stadium Issue) Ser. A	5.00	3/1/2031	7,585,000	8,345,391
Washington Suburban Sanitary Commission, Revenue Bonds, BAN, Ser. B(d)	3.00	6/1/2027	2,400,000	2,400,000
				30,940,800
Massachusetts — 1.8%
Massachusetts, GO, Refunding, Ser. A	5.00	7/1/2035	2,000,000	2,279,512
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A(a)	5.00	11/1/2035	5,000,000	5,639,770
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T2(a)	5.00	10/1/2035	7,000,000	7,517,658
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,015,737
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	2,000,000	2,072,290
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2029	2,250,000	2,340,925
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(d)	3.05	12/1/2037	200,000	200,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Partners Healthcare) (LOC; TD Bank NA) Ser. F3(d)	1.95	7/1/2040	4,200,000	4,200,000
				29,265,892
Michigan — 1.2%
L’Anse Creuse Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. I	5.00	5/1/2042	1,500,000	1,588,632
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2(a)	1.20	4/13/2028	5,000,000	4,660,946
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000	2,449,615
Michigan Hospital Finance Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	6/1/2032	5,000,000	5,361,587
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2033	5,470,000	6,121,388
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000	645,990
				20,828,158

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Minnesota — 1.1%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2031	3,980,000	4,235,678
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2039	5,000,000	5,161,399
Minnesota Higher Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2039	3,810,000	3,922,690
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	230,000	230,024
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2041	2,000,000	2,054,477
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2042	2,000,000	2,033,819
				17,638,087
Missouri — 2.1%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,015,486
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000	1,448,678
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	1,737,539
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000	1,805,261
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	5,845,000	6,253,270
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2038	4,210,000	4,567,795
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2039	2,175,000	2,340,003
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,477,633
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	1,992,086
Missouri Health & Educational Facilities Authority, Revenue Bonds, Ser. C(a)	5.00	4/1/2035	10,000,000	11,047,389
				35,685,140
Montana — .1%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	555,000	553,927
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. A	5.00	8/15/2027	500,000	518,502
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. A	5.00	8/15/2029	1,200,000	1,276,204
				2,348,633
Nebraska — .8%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	5,000,000	5,154,070
Nebraska Investment Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	2,280,000	2,395,648
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2029	1,125,000	1,191,485
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	1,875,000	1,998,683
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2031	2,235,000	2,396,013
				13,135,899
Nevada — 1.6%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	10,602,630
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,342,982
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	5,005,000	4,599,758
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	1,075,000	1,077,557
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.) Ser. B(a)	3.63	10/1/2029	4,015,000	4,003,356
				26,626,283

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
New Jersey — 4.9%
Casino Reinvestment Development Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2033	1,000,000	1,102,671
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2030	1,000,000	1,082,799
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2031	1,370,000	1,496,386
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2032	1,355,000	1,488,354
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2033	2,400,000	2,646,411
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2034	2,300,000	2,542,725
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2035	1,600,000	1,755,931
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2036	1,250,000	1,360,214
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,040,593
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	1,000,000	968,958
New Jersey Economic Development Authority, Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000	1,002,685
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2031	8,725,000	9,514,980
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2035	5,000,000	5,532,308
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2036	5,000,000	5,397,478
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2032	7,300,000	8,002,902
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,799,852
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,750,269
The Passaic County Improvement Authority, Revenue Bonds (Paterson Charter School for Science and Technology Project)	4.13	7/1/2033	600,000	595,118
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	10,000,000	10,222,996
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	12,250,769
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	10,000,000	10,177,993
				82,732,392
New Mexico — .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,620,000	1,570,041
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	2,975,000	3,009,132
				4,579,173
New York — 11.5%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	9,025,000	9,129,625
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	10,000,000	10,737,154
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000	7,430,858
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000	10,216,136
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000	1,607,231
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	4,922,603
New York City, GO, Ser. A3(d)	3.00	10/1/2040	3,000,000	3,000,000
New York City, GO, Ser. C	5.25	3/1/2047	5,000,000	5,210,888
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000	1,395,195

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
New York — 11.5% (continued)
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000	10,937,858
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000	1,209,595
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000	2,995,856
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000	2,129,203
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB(d)	1.95	6/15/2051	9,700,000	9,700,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A4(d)	2.95	8/1/2041	100,000	100,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2037	5,000,000	5,029,635
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. F1	5.00	11/1/2033	4,000,000	4,484,764
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(e)	5.00	11/15/2044	15,400,000	14,978,984
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project) Ser. 2(e)	5.15	11/15/2034	3,500,000	3,500,662
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000	4,385,233
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000	3,855,111
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	10/1/2036	4,000,000	4,410,948
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	10/1/2037	6,000,000	6,548,143
New York State Dormitory Authority, Revenue Bonds, Ser. A1	5.00	3/15/2040	10,000,000	10,618,328
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2038	2,000,000	1,925,636
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2039	2,000,000	1,908,817
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	3,500,000	3,545,475
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000	4,862,366
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	5,999,926
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	8,868,554
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,000,029
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,433,205
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000	5,086,516
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	623,337
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000	1,141,723
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2037	4,980,000	4,988,243
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A(c)	0.00	11/15/2029	10,000,000	8,537,935
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000	1,729,276
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000	1,060,445
				193,245,493
Ohio — 1.6%
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2030	1,405,000	1,486,160
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2031	5,910,000	6,256,059
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000	676,156

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Ohio — 1.6% (continued)
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000	522,883
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)(a)	2.60	10/1/2029	2,500,000	2,340,808
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000	4,397,202
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000	2,693,484
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	500,000	502,274
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	640,000	640,236
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000	5,029,528
Wadsworth School District, GO	3.00	12/1/2045	2,040,000	1,497,196
Wadsworth School District, GO	4.00	12/1/2056	1,500,000	1,291,113
				27,333,099
Oklahoma — 1.3%
Oklahoma, GO	2.00	3/1/2029	5,190,000	4,806,765
Oklahoma, GO	3.00	3/1/2038	1,285,000	1,101,112
Oklahoma Industries Authority, Revenue Bonds (Oklahoma City Public Schools Project)	5.00	4/1/2033	3,000,000	3,296,885
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2039	5,000,000	5,435,599
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. B(b)	5.00	1/1/2032	1,600,000	1,736,061
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2031	835,000	917,760
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2032	1,600,000	1,772,210
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2033	1,050,000	1,169,075
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2034	1,350,000	1,509,119
				21,744,586
Oregon — 2.0%
Oregon, GO, Ser. A	5.00	5/1/2037	2,000,000	2,231,483
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(f)	5.00	6/15/2030	225,000	240,616
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(f)	5.00	6/15/2031	325,000	350,589
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(f)	5.00	6/15/2032	350,000	380,346
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(f)	5.00	6/15/2033	300,000	326,997
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(f)	5.00	6/15/2034	300,000	327,623
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(f)	5.00	6/15/2035	275,000	303,539
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(f)	5.00	6/15/2036	280,000	306,577
Oregon Health & Science University, Revenue Bonds, Refunding, Ser. B2(a)	5.00	2/1/2032	5,500,000	5,938,788
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	200,000	199,968
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	7,000,000	7,046,212

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Oregon — 2.0% (continued)
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	13,717,399
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,105,000	2,141,440
				33,511,577
Pennsylvania — 5.2%
Allegheny County Airport Authority, Revenue Bonds, Ser. A	5.00	1/1/2027	2,000,000	2,044,087
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	1,068,462
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000	2,048,567
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2030	4,000,000	4,158,264
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	903,682
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	5,015,000	5,320,072
Pennsylvania, GO	3.00	5/15/2034	5,280,000	4,967,963
Pennsylvania, GO	3.00	5/15/2035	3,000,000	2,767,151
Pennsylvania, GO	3.50	3/1/2031	5,000,000	5,006,958
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A(a)	5.00	3/15/2032	5,000,000	5,252,819
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	3,620,375
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	750,000	796,852
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	4,185,000	4,257,478
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2031	2,505,000	2,531,411
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2032	1,355,000	1,363,502
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	6,645,000	6,780,210
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000	2,858,735
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000	4,677,611
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	610,000	609,904
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	10,158,671
Philadelphia Airport, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	2,475,000	2,583,511
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2028	1,000,000	1,052,902
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2029	1,000,000	1,064,662
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000	5,067,740
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,055,401
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	519,733
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,024,829
				87,561,552
Rhode Island — 2.0%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	15,052,331

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Rhode Island — 2.0% (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	1,991,997
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2040	1,315,000	1,371,234
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2041	2,490,000	2,584,277
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2042	4,750,000	4,894,184
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; GNMA) Ser. 70	4.00	10/1/2049	1,695,000	1,697,896
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	3.00	10/1/2051	4,815,000	4,706,252
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	10/1/2028	525,000	554,757
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	4/1/2029	535,000	567,209
				33,420,137
South Carolina — 1.0%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	11/1/2030	5,000,000	5,273,064
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B2(a)	5.00	11/1/2032	2,500,000	2,659,772
South Carolina Public Service Authority, Revenue Bonds (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000	2,656,152
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	5,050,000	5,464,223
				16,053,211
Tennessee — 1.2%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(d)	3.03	1/1/2033	2,320,000	2,320,000
Knoxville, GO, Refunding	3.00	5/1/2036	2,830,000	2,536,766
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000	4,785,024
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(a)	5.00	5/1/2028	1,105,000	1,131,698
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	435,000	433,717
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	465,000	465,394
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2033	1,000,000	1,044,384
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000	6,058,388
Williamson County, GO	3.10	4/1/2035	2,185,000	2,036,867
				20,812,238
Texas — 10.6%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000	3,557,421
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000	3,351,683
Arlington Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2040	2,000,000	2,131,852
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2035	6,000,000	6,031,576
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2036	10,000,000	10,860,433
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	2,220,000	2,279,719
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,111,088
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,356,995

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Texas — 10.6% (continued)
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,226,575
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	1,934,376
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	955,382
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	1,857,374
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000	941,980
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	504,385
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	939,842
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2035	4,310,000	3,903,901
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2036	4,330,000	3,863,664
Fort Worth Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,000,000	1,086,327
FW Texas Street Public Facility Corp., Revenue Bonds (River Project)	5.00	5/1/2038	5,000,000	4,957,692
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2036	1,965,000	2,082,706
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000	5,849,167
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2041	2,565,000	2,642,736
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Children’s Hospital Obligated Group) Ser. 3(d)	2.15	10/1/2045	9,300,000	9,300,000
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000	1,465,100
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000	1,729,340
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000	103,691
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000	261,305
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000	525,964
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	985,000	1,041,234
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000	316,143
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000	524,755
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000	1,320,321
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000	2,000,598
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000	4,975,930
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2044	4,000,000	4,080,852
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2041	2,135,000	2,218,445
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds(d)	3.00	11/1/2038	400,000	400,000
Newark Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2039	1,630,000	1,726,802
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,020,725
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000	1,764,314
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000	1,889,316
Northwest Independent School District, GO, Ser. A	5.00	2/15/2039	1,940,000	2,084,207
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000	1,179,253
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. C	5.00	2/1/2035	2,780,000	3,113,590
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000	2,070,408

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Texas — 10.6% (continued)
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000	2,093,617
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	2,750,000	2,892,929
Texas, GO, Ser. A(d)	2.25	6/1/2045	3,000,000	3,000,000
Texas, GO, Ser. B(d)	2.25	12/1/2043	2,100,000	2,100,000
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	8,000,000	8,750,749
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2032	2,800,000	2,812,375
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000	1,208,742
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000	1,483,187
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000	1,476,325
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000	1,299,287
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000	1,214,323
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2039	2,000,000	1,890,970
Texas Water Development Board, Revenue Bonds (Sustainable Bond)	4.50	10/15/2037	5,700,000	5,863,100
Texas Water Development Board, Revenue Bonds, Ser. B	4.00	10/15/2037	10,000,000	9,816,210
The Mesquite Housing Finance Corp., Revenue Bonds (Palladium Carver Living)(a)	3.35	8/1/2027	2,750,000	2,741,234
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2041	1,360,000	1,443,150
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	1,425,000	1,495,365
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2043	1,495,000	1,559,476
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,555,000	1,614,118
Waxahachie Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2037	4,700,000	4,706,872
				177,001,196
U.S. Related — .4%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	100,000	102,043
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2028	100,000	102,765
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	250,000	258,259
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2030	135,000	140,285
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2031	200,000	208,305
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2033	200,000	208,263
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	100,000	104,029
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2029	225,000	236,070
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,036,603
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,033,610
Puerto Rico, GO, Ser. A(c)	0.00	7/1/2033	25,549	17,318
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853	19,101
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845	16,858
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316	14,157
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824	17,855
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657	17,812

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
U.S. Related — 0.4% (continued)
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	11,041	11,049
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911	22,492
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555	22,595
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936	22,415
Puerto Rico, Notes, Ser. CW(b)	2.63	11/1/2043	114,305	68,726
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ(g)	5.25	7/1/2018	2,500,000	1,365,625
				7,046,235
Utah — .8%
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2032	1,225,000	1,047,195
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2033	1,250,000	1,041,715
Nebo School District, GO, Refunding (Insured; School Board Guaranty)	2.00	7/1/2033	4,490,000	3,722,431
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	2,557,487
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,043,504
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,444,920
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000	213,691
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000	232,052
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000	255,764
				13,558,759
Vermont — .6%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	10,097,789
Virginia — .1%
Loudoun County Economic Development Authority, Revenue Bonds (Howard Hughes Medical Center) Ser. F(d)	2.10	2/15/2038	1,800,000	1,800,000
Washington — 3.7%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000	8,978,442
King County Housing Authority, Revenue Bonds (Kirkland Heights Project) (Insured; HUD SECT 8) Ser. A1	5.00	1/1/2028	5,225,000	5,273,387
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2026	4,600,000	4,698,211
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2039	2,200,000	2,321,617
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000	2,975,791
Snohomish County, GO, Refunding, Ser. A	2.00	12/1/2032	5,450,000	4,600,728
Washington, GO, Refunding, Ser. R2023B	5.00	7/1/2038	11,690,000	12,580,835
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2036	4,000,000	4,376,734
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2037	1,860,000	2,023,470
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2038	2,000,000	2,176,133
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	2,561,618
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2034	435,000	391,682
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2035	445,000	392,883
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000	1,705,017

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.9% (continued)
Washington — 3.7% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000	2,039,888
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000	2,257,362
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	515,387
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	528,368
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	839,994
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	529,956
				61,767,503
Wisconsin — .2%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,012,089
Total Investments (cost $1,737,881,716)			100.9%	1,690,948,887
Liabilities, Less Cash and Receivables			(.9%)	(15,775,556)
Net Assets			100.0%	1,675,173,331

BAN—Bond Anticipation Notes
COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2025.
(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $19,264,211 or 1.2% of net assets.

(f)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(g)	Non-income producing—security in default.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Bonds	43	9/19/2025	4,966,238	4,990,688	(24,450)
Gross Unrealized Depreciation					(24,450)
See notes to statement of investments.

Statement of Investments
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Municipal Securities	—	1,690,948,887	—	1,690,948,887
	—	1,690,948,887	—	1,690,948,887
Liabilities ($)
Other Financial Instruments:
Futures††	(24,450)	—	—	(24,450)
	(24,450)	—	—	(24,450)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2025 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2025 are set forth in the Statement of Investments.
At May 31, 2025, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $46,957,279, consisting of $8,018,197 gross unrealized appreciation and $54,975,476 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.